Nature of Business: Schedule of states with premiums greater than 5% of total direct premium and with deposits on annuity contracts greater than 5% of total deposits (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of states with premiums greater than 5% of total direct premium and with deposits on annuity contracts greater than 5% of total deposits

				Deposits on
	Direct Life and Health Premium			Annuity Contracts

	2016	2015	2014	2016	2015	2014
Michigan	63%	63%	63%	6%	8%	12%
Texas	23	23	22	8	7	8
California	6	5	5	7	8	*
Indiana	*	*	*	7	6	6
Iowa	*	*	*	6	5	8
Wisconsin	*	*	*	6	5	7
Pennsylvania	*	*	*	6	5	6
Washington	*	*	*	5	5	*
Florida	*	*	*	*	5	5
Rhode Island	*	*	*	*	*	8

*Less than 5%.